Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020 to the
Prospectus and Statement of Additional Information	Prospectus and Statement of Additional Information
dated November 29, 2019, regarding the	dated March 2, 2020, regarding the
Domini Impact Equity FundSM
Domini Sustainable Solutions FundSM
Domini Impact International Equity FundSM

Domini Impact Bond FundSM

(each a "Fund" and collectively the "Funds")

The Funds have entered into a Master Services Agreement with Ultimus Fund Solutions, LLC of 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, for transfer agent and shareholder servicing. This Supplement updates certain information contained in the above-dated Prospectuses and Statements of Additional Information effective June 22, 2020.

3. The following supplements the "Fees and Expenses of the Fund" section of the Prospectus dated November 29, 2019:

Shareholder fees (paid directly from your investment)
Share classes	Investor	Class A	Institutional	Class R
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	$15/transfer	$15/transfer	$15/transfer	$15/transfer
4.	The following supplements the "Fees and Expenses of the Fund" section of the Prospectus dated March 2, 2020:

Shareholder fees (paid directly from your investment)
	Share classes	Investor	Institutional
	Outgoing bank wire transfer fee (deducted directly from sale proceeds)	$15/transfer	$15/transfer

If you have any questions concerning this Supplement, please contact Domini at 1-800-582-6757.

Domini Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020 to the

Prospectus and Statement of Additional Information
dated November 29, 2019, regarding the
Domini Impact Equity FundSM

(each a "Fund" and collectively the "Funds")

The Funds have entered into a Master Services Agreement with Ultimus Fund Solutions, LLC of 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, for transfer agent and shareholder servicing. This Supplement updates certain information contained in the above-dated Prospectuses and Statements of Additional Information effective June 22, 2020.

3. The following supplements the "Fees and Expenses of the Fund" section of the Prospectus dated November 29, 2019:

Shareholder fees (paid directly from your investment)
Share classes	Investor	Class A	Institutional	Class R
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	$15/transfer	$15/transfer	$15/transfer	$15/transfer

If you have any questions concerning this Supplement, please contact Domini at 1-800-582-6757.

Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020 to the

Prospectus and Statement of Additional Information
dated November 29, 2019, regarding the
Domini Impact International Equity FundSM

(each a "Fund" and collectively the "Funds")

The Funds have entered into a Master Services Agreement with Ultimus Fund Solutions, LLC of 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, for transfer agent and shareholder servicing. This Supplement updates certain information contained in the above-dated Prospectuses and Statements of Additional Information effective June 22, 2020.

3. The following supplements the "Fees and Expenses of the Fund" section of the Prospectus dated November 29, 2019:

Shareholder fees (paid directly from your investment)
Share classes	Investor	Class A	Institutional	Class R
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	$15/transfer	$15/transfer	$15/transfer	$15/transfer

If you have any questions concerning this Supplement, please contact Domini at 1-800-582-6757.

Domini Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020 to the

Prospectus and Statement of Additional Information
dated November 29, 2019, regarding the
Domini Impact Bond FundSM

(each a "Fund" and collectively the "Funds")

The Funds have entered into a Master Services Agreement with Ultimus Fund Solutions, LLC of 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, for transfer agent and shareholder servicing. This Supplement updates certain information contained in the above-dated Prospectuses and Statements of Additional Information effective June 22, 2020.

3. The following supplements the "Fees and Expenses of the Fund" section of the Prospectus dated November 29, 2019:

Shareholder fees (paid directly from your investment)
Share classes	Investor	Class A	Institutional	Class R
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	$15/transfer	$15/transfer	$15/transfer	$15/transfer

If you have any questions concerning this Supplement, please contact Domini at 1-800-582-6757.

Domini Sustainable Solutions Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020 to the

Prospectus and Statement of Additional Information

dated March 2, 2020, regarding the
Domini Sustainable Solutions FundSM

(each a "Fund" and collectively the "Funds")

The Funds have entered into a Master Services Agreement with Ultimus Fund Solutions, LLC of 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, for transfer agent and shareholder servicing. This Supplement updates certain information contained in the above-dated Prospectuses and Statements of Additional Information effective June 22, 2020.

4.	The following supplements the "Fees and Expenses of the Fund" section of the Prospectus dated March 2, 2020:

Shareholder fees (paid directly from your investment)
	Share classes	Investor	Institutional
	Outgoing bank wire transfer fee (deducted directly from sale proceeds)	$15/transfer	$15/transfer

If you have any questions concerning this Supplement, please contact Domini at 1-800-582-6757.